Quarterly Report
May 31, 2020
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Dynamic Small Cap Fund	1
State Street Defensive Emerging Markets Equity Fund	6
State Street International Stock Selection Fund	9
Notes to Schedules of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
COMMUNICATION SERVICES — 1.7%
ATN International, Inc.	583	$34,630
Cogent Communications Holdings, Inc.	402	30,761
Consolidated Communications Holdings, Inc. (a)	4,970	30,118
Glu Mobile, Inc. (a)	1,788	17,844
Gray Television, Inc. (a)(b)	2,234	31,142
Meet Group, Inc. (a)	6,147	37,989
Shenandoah Telecommunications Co.	677	35,617
TEGNA, Inc.	5,258	61,624
		279,725
CONSUMER DISCRETIONARY — 12.0%
Aaron's, Inc.	1,824	67,324
Acushnet Holdings Corp. (b)	579	19,350
Adtalem Global Education, Inc. (a)	989	33,092
American Eagle Outfitters, Inc. (b)	2,708	24,805
America's Car-Mart, Inc. (a)	191	15,198
Big Lots, Inc.	855	33,131
Bloomin' Brands, Inc.	7,563	86,294
Brinker International, Inc.	2,575	67,851
Buckle, Inc. (b)	3,023	42,564
Cato Corp. Class A	4,424	42,913
Chegg, Inc. (a)	126	7,696
Citi Trends, Inc.	1,309	21,258
Cooper Tire & Rubber Co.	156	4,014
Core-Mark Holding Co., Inc.	798	22,328
Dave & Buster's Entertainment, Inc. (b)	440	5,804
Deckers Outdoor Corp. (a)	776	141,643
Helen of Troy, Ltd. (a)	49	8,914
Johnson Outdoors, Inc. Class A	456	35,390
K12, Inc. (a)	224	5,515
KB Home	3,235	107,014
LCI Industries	527	52,136
Lithia Motors, Inc. Class A	807	97,316
M/I Homes, Inc. (a)	144	4,821
Meritage Homes Corp. (a)	1,904	132,328
Murphy USA, Inc. (a)	1,183	137,346
Office Depot, Inc.	22,740	56,168
Perdoceo Education Corp. (a)	1,094	17,810
PetMed Express, Inc.	1,022	36,894
Rent-A-Center, Inc.	1,909	48,603
RH (a)	48	10,411
Rocky Brands, Inc.	2,537	52,617
Ruth's Hospitality Group, Inc.	958	7,769
Shoe Carnival, Inc. (b)	1,650	42,884
Signet Jewelers, Ltd. (b)	1,928	20,340
Sleep Number Corp. (a)	511	15,928
Sonic Automotive, Inc. Class A (b)	191	5,020
Stamps.com, Inc. (a)	404	80,053
Steven Madden, Ltd.	2,507	58,965
Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	937	$18,112
Texas Roadhouse, Inc.	367	19,029
TopBuild Corp. (a)	1,172	134,417
TRI Pointe Group, Inc. (a)	10,883	155,845
Universal Electronics, Inc. (a)	123	5,565
Vera Bradley, Inc. (a)	2,645	13,886
Wingstop, Inc.	92	11,219
		2,027,580
CONSUMER STAPLES — 4.0%
Alico, Inc.	2,416	77,529
B&G Foods, Inc. (b)	1,053	24,451
BellRing Brands, Inc. Class A (a)	1,332	26,747
BJ's Wholesale Club Holdings, Inc. (a)	1,135	40,860
Central Garden & Pet Co. (a)	2,412	88,496
Central Garden & Pet Co. Class A (a)	3,527	120,835
Darling Ingredients, Inc. (a)	2,887	67,296
Fresh Del Monte Produce, Inc. (b)	82	2,041
Ingles Markets, Inc. Class A	2,648	112,831
Medifast, Inc. (b)	109	11,155
Rite Aid Corp. (a)(b)	338	4,438
Seneca Foods Corp. Class A (a)	340	12,400
SpartanNash Co.	2,895	61,982
United Natural Foods, Inc. (a)	178	3,489
Universal Corp.	296	13,042
Vector Group, Ltd.	1,401	16,013
		683,605
ENERGY — 1.8%
Archrock, Inc.	753	4,782
Berry Corp.	9,063	38,427
CNX Resources Corp. (a)	1,628	16,589
Delek US Holdings, Inc.	2,529	49,746
DHT Holdings, Inc.	4,969	29,516
Montage Resources Corp. (a)	1,970	12,056
Renewable Energy Group, Inc. (a)	1,918	54,567
Southwestern Energy Co. (a)	15,215	45,797
W&T Offshore, Inc. (a)(b)	2,667	6,961
World Fuel Services Corp.	1,483	37,787
		296,228
FINANCIALS — 14.6%
1st Source Corp.	3,429	118,609
AMERISAFE, Inc.	316	19,396
Ames National Corp.	927	18,633
Artisan Partners Asset Management, Inc. Class A	4,551	131,842
Bancorp, Inc. (a)	10,510	92,488
Bank of NT Butterfield & Son, Ltd.	701	17,125
BankFinancial Corp.	2,570	23,336
C&F Financial Corp.	432	15,569
Central Pacific Financial Corp.	1,417	22,828
CNO Financial Group, Inc.	2,711	38,903
Donegal Group, Inc. Class A	1,949	27,773
Eagle Bancorp, Inc.	321	10,388

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
eHealth, Inc. (a)	59	$7,695
ESSA Bancorp, Inc.	1,274	18,282
Essent Group, Ltd.	2,518	83,220
Evans Bancorp, Inc.	632	15,446
Federated Hermes, Inc.	3,771	83,490
Financial Institutions, Inc.	257	4,546
First Business Financial Services, Inc.	2,604	43,096
First Defiance Financial Corp.	5,473	90,906
First Financial Corp.	3,304	115,970
First Internet Bancorp	843	13,555
First Northwest Bancorp	3,101	42,050
Global Indemnity, Ltd.	1,531	37,142
Green Dot Corp. Class A (a)	277	10,576
HBT Financial, Inc.	2,300	29,256
HCI Group, Inc. (b)	1,441	64,629
Heartland Financial USA, Inc.	488	15,621
Houlihan Lokey, Inc.	2,208	133,540
International Bancshares Corp.	4,566	140,541
Investors Bancorp, Inc.	8,598	74,631
Investors Title Co.	103	12,988
KKR Real Estate Finance Trust, Inc. REIT (b)	3,325	53,832
MidWestOne Financial Group, Inc.	1,185	22,740
Northrim BanCorp, Inc.	629	14,511
Piper Sandler Cos.	53	3,161
Premier Financial Bancorp, Inc.	566	7,505
Radian Group, Inc.	6,286	99,822
Sierra Bancorp	4,414	83,160
Stewart Information Services Corp.	708	21,821
Stifel Financial Corp.	3,121	148,903
Territorial Bancorp, Inc.	3,280	83,410
UMB Financial Corp.	1,049	53,793
Virtus Investment Partners, Inc.	556	51,697
Waddell & Reed Financial, Inc. Class A (b)	6,351	82,817
Walker & Dunlop, Inc.	1,428	57,834
Waterstone Financial, Inc.	6,598	98,310
		2,457,386
HEALTH CARE — 21.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	904	44,911
Acceleron Pharma, Inc. (a)(b)	350	34,590
Aduro Biotech, Inc. (a)	3,451	11,285
Adverum Biotechnologies, Inc. (a)	495	10,212
Akcea Therapeutics, Inc. (a)(b)	1,547	23,050
Akebia Therapeutics, Inc. (a)	1,822	21,208
Alector, Inc. (a)	389	12,720
Allakos, Inc. (a)(b)	73	4,745
Allogene Therapeutics, Inc. (a)(b)	101	4,864
AMAG Pharmaceuticals, Inc. (a)	2,962	22,837
Amedisys, Inc. (a)	812	155,945
Amicus Therapeutics, Inc. (a)(b)	1,816	22,655
AMN Healthcare Services, Inc. (a)	1,421	63,036
Amneal Pharmaceuticals, Inc. (a)(b)	2,533	12,336
Anika Therapeutics, Inc. (a)	641	21,493
Security Description	Shares	Value
Apellis Pharmaceuticals, Inc. (a)	300	$10,107
Arcus Biosciences, Inc. (a)	72	2,257
Ardelyx, Inc. (a)	1,501	11,002
Arena Pharmaceuticals, Inc. (a)	948	56,662
Arrowhead Pharmaceuticals, Inc. (a)	1,179	38,011
Assembly Biosciences, Inc. (a)	426	8,303
Axsome Therapeutics, Inc. (a)(b)	54	4,157
BioCryst Pharmaceuticals, Inc. (a)	858	3,857
Biohaven Pharmaceutical Holding Co., Ltd. (a)	203	12,681
Blueprint Medicines Corp. (a)	416	27,098
Bridgebio Pharma, Inc. (a)(b)	492	14,430
Calithera Biosciences, Inc. (a)	3,023	17,594
Checkpoint Therapeutics, Inc. (a)(b)	3,383	7,172
ChemoCentryx, Inc. (a)	243	15,161
Clovis Oncology, Inc. (a)(b)	909	6,290
Coherus Biosciences, Inc. (a)	325	6,058
Collegium Pharmaceutical, Inc. (a)	948	20,903
Computer Programs & Systems, Inc.	1,217	26,920
Concert Pharmaceuticals, Inc. (a)	1,181	12,542
Constellation Pharmaceuticals, Inc. (a)	324	11,512
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,749	13,048
Corcept Therapeutics, Inc. (a)	3,246	49,144
CorVel Corp. (a)	895	60,762
CytomX Therapeutics, Inc. (a)	1,955	17,321
Denali Therapeutics, Inc. (a)	136	3,785
Dicerna Pharmaceuticals, Inc. (a)	176	3,796
Eagle Pharmaceuticals, Inc. (a)	509	26,091
Editas Medicine, Inc. (a)(b)	1,477	39,982
Emergent BioSolutions, Inc. (a)	660	55,103
Enanta Pharmaceuticals, Inc. (a)	329	16,940
Endo International PLC (a)	10,117	39,052
Ensign Group, Inc.	465	20,330
Epizyme, Inc. (a)	884	15,514
Esperion Therapeutics, Inc. (a)(b)	695	29,447
Fate Therapeutics, Inc. (a)(b)	1,095	35,511
FibroGen, Inc. (a)	524	17,523
Global Blood Therapeutics, Inc. (a)(b)	458	32,023
Haemonetics Corp. (a)	1,546	169,565
Halozyme Therapeutics, Inc. (a)	924	22,425
HealthStream, Inc. (a)	2,259	51,460
Heron Therapeutics, Inc. (a)(b)	245	4,464
ImmunoGen, Inc. (a)	1,410	6,599
Immunomedics, Inc. (a)(b)	1,495	50,217
Innoviva, Inc. (a)	4,892	68,341
Inovio Pharmaceuticals, Inc. (a)(b)	1,176	17,346
Insmed, Inc. (a)	380	9,230
Integer Holdings Corp. (a)	1,870	148,067
Intercept Pharmaceuticals, Inc. (a)	160	11,562
Invitae Corp. (a)(b)	572	9,621
Iovance Biotherapeutics, Inc. (a)	1,144	36,711
Ironwood Pharmaceuticals, Inc. (a)(b)	2,966	28,859

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
Jounce Therapeutics, Inc. (a)	3,445	$18,569
Karyopharm Therapeutics, Inc. (a)(b)	419	7,747
Kodiak Sciences, Inc. (a)	177	11,436
Lannett Co., Inc. (a)(b)	756	5,783
LHC Group, Inc. (a)	138	22,426
Ligand Pharmaceuticals, Inc. (a)(b)	387	39,308
Livongo Health, Inc. (a)(b)	61	3,656
Luminex Corp.	317	9,878
MacroGenics, Inc. (a)	242	4,656
Magellan Health, Inc. (a)	1,401	105,061
Medpace Holdings, Inc. (a)	115	10,674
Meridian Bioscience, Inc. (a)	855	13,218
Minerva Neurosciences, Inc. (a)	1,001	3,714
Mirati Therapeutics, Inc. (a)(b)	91	9,026
Momenta Pharmaceuticals, Inc. (a)	1,006	31,669
MyoKardia, Inc. (a)	66	6,751
Myriad Genetics, Inc. (a)	395	5,739
Natera, Inc. (a)	722	31,660
National HealthCare Corp.	1,450	97,251
National Research Corp.	2,160	122,515
Natus Medical, Inc. (a)	1,360	29,104
NeoGenomics, Inc. (a)	279	7,447
Novavax, Inc. (a)(b)	363	16,713
Novocure, Ltd. (a)	622	41,941
NuVasive, Inc. (a)	147	8,908
Ocular Therapeutix, Inc. (a)	758	5,336
Pfenex, Inc. (a)	2,042	14,927
Phibro Animal Health Corp. Class A	1,057	27,693
Prestige Consumer Healthcare, Inc. (a)	3,308	139,598
Principia Biopharma, Inc. (a)	513	32,776
PTC Therapeutics, Inc. (a)	437	22,160
Puma Biotechnology, Inc. (a)(b)	429	4,380
Quidel Corp. (a)	632	110,600
Reata Pharmaceuticals, Inc. Class A (a)	37	5,377
REGENXBIO, Inc. (a)(b)	898	33,819
Repligen Corp. (a)	445	58,282
Select Medical Holdings Corp. (a)	7,542	121,728
Seres Therapeutics, Inc. (a)(b)	1,241	6,813
Syndax Pharmaceuticals, Inc. (a)	1,423	23,053
Syneos Health, Inc. (a)	899	54,830
Teladoc Health, Inc. (a)	623	108,439
Tenet Healthcare Corp. (a)	3,451	75,094
TG Therapeutics, Inc. (a)	906	16,897
Theravance Biopharma, Inc. (a)	207	5,227
Twist Bioscience Corp. (a)	188	7,135
Ultragenyx Pharmaceutical, Inc. (a)(b)	372	25,467
Utah Medical Products, Inc.	341	33,923
Vanda Pharmaceuticals, Inc. (a)	2,392	28,034
Xencor, Inc. (a)	788	23,837
		3,538,718
Security Description	Shares	Value
INDUSTRIALS — 14.9%
Applied Industrial Technologies, Inc.	786	$45,588
ArcBest Corp.	358	8,016
Atkore International Group, Inc. (a)	4,293	115,224
Avis Budget Group, Inc. (a)(b)	1,944	41,854
Barrett Business Services, Inc.	883	44,768
BMC Stock Holdings, Inc. (a)	5,981	156,523
Builders FirstSource, Inc. (a)	3,112	64,761
Comfort Systems USA, Inc.	64	2,368
Costamare, Inc.	9,928	45,669
CRA International, Inc.	1,069	43,177
CSW Industrials, Inc.	367	26,262
EMCOR Group, Inc.	2,376	150,995
FTI Consulting, Inc. (a)	477	57,459
GATX Corp.	1,187	74,472
GMS, Inc. (a)	1,127	23,092
Great Lakes Dredge & Dock Corp. (a)	1,765	16,362
Herman Miller, Inc.	117	2,693
HNI Corp.	4,682	119,250
Hub Group, Inc. Class A (a)	518	24,227
Kforce, Inc.	3,189	96,308
Kimball International, Inc. Class B	5,272	58,994
Korn Ferry	2,851	86,271
Marten Transport, Ltd.	1,937	49,568
Masonite International Corp. (a)	1,799	119,418
McGrath RentCorp.	2,327	129,753
Mercury Systems, Inc. (a)	39	3,485
Mueller Industries, Inc.	5,088	136,257
National Presto Industries, Inc.	95	8,549
Patrick Industries, Inc.	582	30,188
Preformed Line Products Co.	648	32,160
Rexnord Corp.	934	28,113
Rush Enterprises, Inc. Class A	3,395	141,300
Rush Enterprises, Inc. Class B	3,500	128,135
Simpson Manufacturing Co., Inc.	726	58,124
SkyWest, Inc.	1,715	55,000
Standex International Corp.	1,167	61,746
Trex Co., Inc. (a)	193	23,183
Triton International, Ltd.	4,496	137,128
Universal Logistics Holdings, Inc.	553	8,218
Werner Enterprises, Inc.	1,140	52,691
		2,507,349
INFORMATION TECHNOLOGY — 16.0%
ACI Worldwide, Inc. (a)	3,184	87,815
Advanced Energy Industries, Inc. (a)	1,663	111,138
Amkor Technology, Inc. (a)	10,439	110,445
Anixter International, Inc. (a)	1,466	140,311
Avaya Holdings Corp. (a)	2,120	30,952
Axcelis Technologies, Inc. (a)	1,689	45,350
Cirrus Logic, Inc. (a)	2,127	154,165
Digital Turbine, Inc. (a)(b)	1,867	11,986
Diodes, Inc. (a)	1,520	73,933
Enphase Energy, Inc. (a)	671	39,045

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
ePlus, Inc. (a)	1,652	$121,769
EVERTEC, Inc.	2,164	63,016
Extreme Networks, Inc. (a)	4,337	14,312
Fabrinet (a)	1,981	126,665
FormFactor, Inc. (a)	4,183	105,286
II-VI, Inc. (a)(b)	839	39,878
Inphi Corp. (a)	300	37,701
InterDigital, Inc.	972	53,431
J2 Global, Inc. (a)(b)	1,191	93,255
MACOM Technology Solutions Holdings, Inc. (a)(b)	390	12,383
ManTech International Corp. Class A	462	35,916
Methode Electronics, Inc.	802	25,143
MicroStrategy, Inc. Class A (a)	487	60,622
NeoPhotonics Corp. (a)	2,503	21,701
NetScout Systems, Inc. (a)	334	9,175
Perficient, Inc. (a)	672	22,875
Photronics, Inc. (a)	8,369	100,344
Plexus Corp. (a)	2,174	139,614
Progress Software Corp.	3,421	138,208
Rambus, Inc. (a)	8,702	135,229
Ribbon Communications, Inc. (a)	9,630	42,372
Science Applications International Corp.	1,472	129,595
Semtech Corp. (a)	575	30,578
Sykes Enterprises, Inc. (a)	3,943	107,486
Synaptics, Inc. (a)	185	11,788
Synchronoss Technologies, Inc. (a)	3,120	8,502
Tech Data Corp. (a)	1,124	153,134
Unisys Corp. (a)	537	6,100
Xperi Corp.	3,000	41,250
		2,692,468
MATERIALS — 4.5%
Balchem Corp.	370	37,240
Boise Cascade Co.	2,334	79,426
Hawkins, Inc.	2,862	122,780
Innospec, Inc.	87	6,707
Louisiana-Pacific Corp.	3,211	75,812
Minerals Technologies, Inc.	541	26,677
Novagold Resources, Inc. (a)	1,960	18,738
PolyOne Corp.	2,703	66,980
Schweitzer-Mauduit International, Inc.	1,063	32,305
Stepan Co.	759	73,744
Tredegar Corp.	7,201	110,247
Trinseo SA (b)	1,673	34,430
Worthington Industries, Inc.	2,578	77,134
		762,220
REAL ESTATE — 5.4%
American Finance Trust, Inc. REIT	1,952	14,289
Farmland Partners, Inc. REIT (b)	3,324	22,936
Franklin Street Properties Corp. REIT	8,169	43,622
Investors Real Estate Trust REIT	324	22,972
Security Description	Shares	Value
Kennedy-Wilson Holdings, Inc.	8,060	$113,001
Kite Realty Group Trust REIT	5,461	52,972
Lexington Realty Trust REIT	13,069	127,031
National Health Investors, Inc. REIT	329	18,256
Office Properties Income Trust REIT	5,486	138,741
Piedmont Office Realty Trust, Inc. Class A, REIT	7,621	127,118
PS Business Parks, Inc. REIT	932	124,552
Sabra Health Care REIT, Inc.	8,292	111,610
		917,100
UTILITIES — 2.3%
Atlantic Power Corp. (a)	29,810	62,601
Avista Corp.	1,383	54,172
Black Hills Corp.	423	26,103
MGE Energy, Inc.	237	16,090
Otter Tail Corp.	1,244	53,380
Portland General Electric Co.	3,070	144,628
Unitil Corp.	791	38,102
		395,076
TOTAL COMMON STOCKS (Cost $18,356,914)		16,557,455

SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.17% (c) (d)	297,620	297,620
State Street Navigator Securities Lending Portfolio II (e) (f)	466,320	466,320
TOTAL SHORT-TERM INVESTMENTS (Cost $763,940)		763,940
TOTAL INVESTMENTS — 102.7% (Cost $19,120,854)		17,321,395
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(457,392)
NET ASSETS — 100.0%		$16,864,003
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

REIT	Real Estate Investment Trust
At May 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	3	06/19/2020	$170,026	$208,920	$38,894
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,557,455	$—	$—	$16,557,455
Short-Term Investments	763,940	—	—	763,940
TOTAL INVESTMENTS	$17,321,395	$—	$—	$17,321,395
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	38,894	—	—	38,894
TOTAL OTHER FINANCIAL INSTRUMENTS:	$38,894	$—	$—	$38,894
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$17,360,289	$—	$—	$17,360,289
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/20	Value at 5/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	173,088	$173,106	$3,936,939	$4,110,100	$38	$17	—	$—	$1,903
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,916,266	1,618,646	—	—	297,620	297,620	1,048
State Street Navigator Securities Lending Portfolio II	916,196	916,196	3,045,488	3,495,364	—	—	466,320	466,320	3,933
Total		$1,089,302	$8,898,693	$9,224,110	$38	$17		$763,940	$6,884
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.5%
BRAZIL — 2.4%
Cia de Saneamento de Minas Gerais-COPASA	4,800	$51,901
EDP - Energias do Brasil SA	61,900	204,968
SLC Agricola SA	36,600	170,850
Telefonica Brasil SA ADR	15,800	138,566
Telefonica Brasil SA Preference Shares	6,900	60,954
Transmissora Alianca de Energia Eletrica SA	60,800	325,175
		952,414
CHILE — 0.4%
AES Gener SA	506,998	69,665
Enel Americas SA	777,828	113,214
		182,879
CHINA — 23.9%
Bank of China, Ltd. Class A	471,000	227,406
Bank of Communications Co., Ltd. Class A	115,800	82,812
Bank of Communications Co., Ltd. Class H	117,000	70,941
CGN Power Co., Ltd. Class H (a)	305,000	70,038
China Communications Services Corp., Ltd. Class H	372,000	246,192
China Construction Bank Corp. Class H	1,435,000	1,127,414
China Longyuan Power Group Corp., Ltd. Class H (b)	135,000	65,658
China Minsheng Banking Corp., Ltd. Class H	245,500	170,708
China Petroleum & Chemical Corp. Class H	650,000	301,039
China Railway Construction Corp., Ltd. Class H	114,500	102,365
China Resources Power Holdings Co., Ltd.	446,000	516,685
China Shenhua Energy Co., Ltd. Class A	139,700	320,237
China Shenhua Energy Co., Ltd. Class H	362,000	661,281
China Telecom Corp., Ltd. Class H	1,428,000	473,452
China Yangtze Power Co., Ltd. Class A	199,800	486,246
Daqin Railway Co., Ltd. Class A	417,200	398,190
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,133,400	703,303
Hengan International Group Co., Ltd.	138,500	1,131,013
Jiangsu Expressway Co., Ltd. Class H	370,000	435,800
Lenovo Group, Ltd.	426,000	231,369
Nanjing Iron & Steel Co., Ltd. Class A	455,400	172,712
Postal Savings Bank of China Co., Ltd. Class H (a)	833,000	529,793
Security Description	Shares	Value
SDIC Power Holdings Co., Ltd. Class A	389,600	$411,649
Shenzhen Expressway Co., Ltd. Class H (b)	64,000	64,731
TangShan Port Group Co., Ltd. Class A (b)	305,800	94,578
Tencent Holdings, Ltd.	10,500	555,918
		9,651,530
CZECH REPUBLIC — 2.7%
Moneta Money Bank A/S (a)	19,018	42,049
O2 Czech Republic A/S	108,812	978,501
Philip Morris CR A/S	118	64,836
		1,085,386
GREECE — 0.8%
Aegean Airlines SA	16,501	78,397
Motor Oil Hellas Corinth Refineries SA	13,704	228,182
		306,579
HONG KONG — 5.2%
China Mobile, Ltd.	147,200	1,027,352
China Resources Cement Holdings, Ltd.	330,000	414,230
Yuexiu Real Estate Investment Trust	760,000	341,198
Yuexiu Transport Infrastructure, Ltd.	502,000	334,170
		2,116,950
HUNGARY — 0.8%
Magyar Telekom Telecommunications PLC (b)	242,849	305,223
INDIA — 8.7%
Coal India, Ltd.	50,966	95,237
Divi's Laboratories, Ltd.	7,581	239,622
Dr Reddy's Laboratories, Ltd.	6,963	374,894
GAIL India, Ltd.	315,147	384,889
HCL Technologies, Ltd.	114,352	832,125
Hindustan Petroleum Corp., Ltd.	53,994	138,919
Infosys, Ltd.	73,067	667,704
Tata Consultancy Services, Ltd.	10,536	274,818
Tech Mahindra, Ltd.	56,147	393,873
Wipro, Ltd.	43,638	122,807
		3,524,888
MALAYSIA — 2.7%
AMMB Holdings Bhd	124,200	90,561
Carlsberg Brewery Malaysia Bhd Class B	13,000	86,358
IGB Real Estate Investment Trust	329,400	132,593
MISC Bhd	258,600	493,704
Petronas Gas Bhd	10,900	47,637
PPB Group Bhd	35,220	140,637
RHB Bank Bhd	87,400	95,894
		1,087,384

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
MEXICO — 1.0%
Altos Hornos de Mexico SA de CV (b)(c)	499,000	$—
America Movil SAB de CV Series L	92,348	61,678
Arca Continental SAB de CV	42,100	187,788
Gruma SAB de CV Class B	14,885	147,733
		397,199
PAKISTAN — 1.4%
Indus Motor Co., Ltd.	17,140	102,666
MCB Bank, Ltd.	56,300	50,756
Oil & Gas Development Co., Ltd.	599,800	422,672
		576,094
PHILIPPINES — 3.0%
Globe Telecom, Inc.	13,815	626,069
Manila Electric Co.	108,420	606,141
		1,232,210
POLAND — 0.3%
Neuca SA	814	103,702
QATAR — 3.0%
Barwa Real Estate Co.	220,680	179,248
Masraf Al Rayan QSC	62,132	67,611
Ooredoo QSC	199,740	348,127
Qatar Gas Transport Co., Ltd.	253,190	160,454
Qatar Islamic Bank SAQ	110,760	475,428
		1,230,868
RUSSIA — 2.6%
Alrosa PJSC	880,349	822,508
Mobile TeleSystems PJSC ADR	26,100	232,029
		1,054,537
SAUDI ARABIA — 4.8%
Al Rajhi Bank	10,813	163,113
Alinma Bank (b)	57,640	228,363
Arab National Bank	20,246	107,495
Bank Al-Jazira	95,544	290,062
Qassim Cement Co.	6,722	86,101
Riyad Bank	33,922	149,692
Samba Financial Group	12,761	81,403
Saudi Basic Industries Corp.	4,091	91,783
Saudi British Bank	35,760	220,538
Saudi Telecom Co.	19,371	520,228
		1,938,778
SINGAPORE — 0.4%
BOC Aviation, Ltd. (a)	27,500	151,132
SOUTH KOREA — 8.4%
Hyundai Glovis Co., Ltd.	1,261	115,058
Hyundai Mobis Co., Ltd.	267	42,687
KT&G Corp.	16,202	1,097,620
NongShim Co., Ltd.	419	106,742
Samsung Card Co., Ltd.	2,133	50,894
Samsung Electro-Mechanics Co., Ltd.	383	38,657
Samsung Electronics Co., Ltd.	12,438	509,190
Security Description	Shares	Value
Shinhan Financial Group Co., Ltd.	7,426	$180,786
SK Hynix, Inc.	4,317	284,093
SK Telecom Co., Ltd.	5,517	962,229
		3,387,956
TAIWAN — 21.3%
Cathay Financial Holding Co., Ltd.	142,746	190,407
Chunghwa Telecom Co., Ltd.	307,000	1,129,842
CTBC Financial Holding Co., Ltd.	1,344,000	893,016
First Financial Holding Co., Ltd.	1,473,871	1,121,664
Fubon Financial Holding Co., Ltd.	85,000	120,033
Greatek Electronics, Inc.	225,000	337,219
Hon Hai Precision Industry Co., Ltd.	35,000	88,360
Lite-On Technology Corp.	201,000	322,002
Mega Financial Holding Co., Ltd.	118,000	120,849
Pou Chen Corp.	49,000	48,225
Powertech Technology, Inc.	163,000	526,594
Sampo Corp.	330,200	219,950
Taiwan Mobile Co., Ltd.	47,000	168,276
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,500	125,825
Taiwan Semiconductor Manufacturing Co., Ltd.	120,782	1,174,633
Taiwan Shin Kong Security Co., Ltd.	288,000	346,271
Tripod Technology Corp.	17,000	63,697
Ttet Union Corp.	65,000	257,619
Uni-President Enterprises Corp.	325,960	790,338
United Microelectronics Corp.	583,000	299,995
Yuanta Financial Holding Co., Ltd.	469,000	253,830
		8,598,645
UNITED ARAB EMIRATES — 1.7%
Aldar Properties PJSC	1,148,007	540,695
Dubai Islamic Bank PJSC	51,920	50,179
Emirates Telecommunications Group Co. PJSC	19,776	84,205
		675,079
TOTAL COMMON STOCKS (Cost $39,730,588)		38,559,433

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.17% (d) (e) (Cost $283,389)	283,389	283,389
TOTAL INVESTMENTS — 96.2% (Cost $40,013,977)		38,842,822
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.8%		1,515,590
NET ASSETS — 100.0%		$40,358,412

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of May 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of May 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2020.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,389,787	$3,169,646	$0(a)	$38,559,433
Short-Term Investment	283,389	—	—	283,389
TOTAL INVESTMENTS	$35,673,176	$3,169,646	$0	$38,842,822
(a)	Fund held a Level 3 security that was valued at $0 at May 31, 2020.
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/20	Value at 5/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	630,190	$630,253	$10,234,793	$10,865,119	$73	$—	—	$—	$6,613
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,077,643	4,794,254	—	—	283,389	283,389	309
State Street Navigator Securities Lending Portfolio II	—	—	578,540	578,540	—	—	—	—	139
Total		$630,253	$15,890,976	$16,237,913	$73	$—		$283,389	$7,061
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 8.7%
Aurizon Holdings, Ltd.	399,380	$1,264,482
Australia & New Zealand Banking Group, Ltd.	15,500	184,831
BHP Group PLC (a)	89,514	1,748,013
BHP Group, Ltd.	62,912	1,452,593
Boral, Ltd. (a)	95,250	197,450
Coca-Cola Amatil, Ltd. (a)	79,742	465,612
Fortescue Metals Group, Ltd.	147,079	1,362,693
Infigen Energy Stapled Security (a)	406,519	162,579
Sonic Healthcare, Ltd.	29,149	547,322
Stockland REIT	467,891	1,113,385
Telstra Corp., Ltd.	753,871	1,628,076
Vicinity Centres REIT	678,309	727,924
Wesfarmers, Ltd.	71,233	1,916,781
Woolworths Group, Ltd.	59,134	1,392,953
		14,164,694
AUSTRIA — 0.9%
BAWAG Group AG (b)(c)	4,048	133,456
OMV AG	22,629	746,547
Wienerberger AG	28,203	563,522
		1,443,525
BELGIUM — 0.6%
Ageas	17,625	600,047
D'ieteren SA	1,592	95,252
KBC Ancora	10,228	340,835
		1,036,134
CHINA — 0.4%
BOC Hong Kong Holdings, Ltd.	71,000	197,846
SITC International Holdings Co., Ltd.	495,000	467,445
		665,291
DENMARK — 3.8%
Carlsberg A/S Class B	13,741	1,773,296
Novo Nordisk A/S Class B	44,978	2,921,998
Per Aarsleff Holding A/S	7,936	268,861
Scandinavian Tobacco Group A/S Class A (b)	61,838	927,319
Schouw & Co. A/S	1,630	132,290
Spar Nord Bank A/S (c)	12,705	96,113
		6,119,877
FINLAND — 0.4%
Nordea Bank Abp (c)	29,364	198,325
Tokmanni Group Corp.	23,442	314,864
Valmet Oyj (c)	7,579	196,697
		709,886
FRANCE — 9.7%
Albioma SA	6,519	230,842
Arkema SA	3,752	326,362
BNP Paribas SA (c)	51,787	1,854,217
Coface SA (c)	30,604	174,276
Security Description	Shares	Value
Eiffage SA (c)	17,679	$1,609,216
L'Oreal SA	8,175	2,376,654
Mersen SA	15,313	349,313
Metropole Television SA (c)	4,834	56,021
Sanofi	29,641	2,880,000
Schneider Electric SE	23,468	2,324,761
Societe Generale SA (c)	26,164	384,302
TOTAL SA	6,505	242,802
Veolia Environnement SA	33,990	742,727
Vinci SA	23,580	2,173,571
		15,725,064
GERMANY — 6.9%
Allianz SE	13,704	2,476,839
Aurubis AG	14,233	821,566
Bechtle AG	1,743	306,668
Corestate Capital Holding SA (c)	3,985	80,199
Deutsche Telekom AG (c)	141,212	2,221,966
Deutz AG	60,121	238,920
Elmos Semiconductor AG	1,637	36,525
Evonik Industries AG	12,663	311,353
Freenet AG (c)	17,178	296,991
Merck KGaA	14,816	1,696,457
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,446	2,145,341
Siemens Healthineers AG (b)	8,135	419,591
STO SE & Co. KGaA Preference Shares	1,083	124,065
		11,176,481
HONG KONG — 1.7%
HKT Trust & HKT, Ltd. Stapled Security	346,000	491,894
Johnson Electric Holdings, Ltd.	184,500	315,612
Kerry Properties, Ltd.	57,000	134,568
Shun Tak Holdings, Ltd.	504,000	178,154
Sun Hung Kai & Co., Ltd.	314,000	125,576
VTech Holdings, Ltd.	77,800	469,219
WH Group, Ltd. (b)	342,500	295,156
Xinyi Glass Holdings, Ltd.	646,000	683,377
		2,693,556
ISRAEL — 0.2%
Plus500, Ltd.	15,335	251,222
ITALY — 3.3%
Anima Holding SpA (b)	84,432	356,150
Enel SpA	184,871	1,416,196
Intesa Sanpaolo SpA (c)	771,423	1,329,349
Poste Italiane SpA (b)	62,089	544,070
Snam SpA	365,313	1,696,678
		5,342,443
JAPAN — 27.1%
Amada Holdings Co., Ltd.	164,400	1,464,958
Astellas Pharma, Inc.	66,600	1,182,305
Brother Industries, Ltd.	54,300	1,021,602
Bunka Shutter Co., Ltd.	68,800	514,190

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
Chiyoda Integre Co., Ltd.	3,800	$62,262
CI Takiron Corp.	17,400	118,748
Daiichi Jitsugyo Co., Ltd.	2,400	84,010
Daiwa House Industry Co., Ltd.	32,000	793,583
Denyo Co., Ltd.	10,900	194,056
EDION Corp.	8,800	81,599
Foster Electric Co., Ltd.	48,700	553,178
France Bed Holdings Co., Ltd.	17,100	133,508
FUJIFILM Holdings Corp.	30,200	1,394,837
Fujitsu, Ltd.	17,500	1,801,196
Futaba Industrial Co., Ltd.	19,500	94,566
Glory, Ltd.	32,100	761,387
G-Tekt Corp.	10,200	107,254
Gunze, Ltd.	4,100	145,797
Hachijuni Bank, Ltd.	32,600	120,310
Hitachi, Ltd.	52,900	1,694,742
Hosokawa Micron Corp.	2,000	112,940
Inaba Denki Sangyo Co., Ltd.	5,300	120,847
Inabata & Co., Ltd.	37,100	453,752
Inpex Corp.	46,500	323,769
Itochu Enex Co., Ltd.	13,900	111,102
Japan Post Insurance Co., Ltd.	24,500	310,779
Japan Wool Textile Co., Ltd. (a)	33,500	312,495
J-Oil Mills, Inc.	4,000	160,415
JSR Corp.	8,300	162,544
Kandenko Co., Ltd.	15,000	136,863
Kanematsu Corp.	7,800	96,700
KDDI Corp.	51,200	1,488,833
Komeri Co., Ltd.	21,000	517,576
K's Holdings Corp.	24,200	309,667
Kurabo Industries, Ltd.	6,200	139,471
Medipal Holdings Corp.	80,300	1,591,183
Meidensha Corp.	9,800	165,567
Meitec Corp.	4,900	236,265
Mitsubishi Gas Chemical Co., Inc.	57,000	847,772
Mitsubishi UFJ Lease & Finance Co., Ltd.	198,800	969,621
NEC Capital Solutions, Ltd.	21,100	397,563
Nikkon Holdings Co., Ltd.	41,300	835,612
Nippon Light Metal Holdings Co., Ltd.	288,300	494,557
Nippon Telegraph & Telephone Corp.	54,600	1,237,354
Nisshin Oillio Group, Ltd.	21,100	673,040
Nojima Corp.	16,000	372,238
Nomura Holdings, Inc.	265,100	1,137,881
Nomura Real Estate Holdings, Inc.	20,700	382,733
NTT DOCOMO, Inc.	33,900	927,775
Obayashi Corp.	99,000	915,230
Okumura Corp.	5,500	132,598
Ono Pharmaceutical Co., Ltd.	23,200	661,935
Osaka Soda Co., Ltd.	2,500	60,735
OSJB Holdings Corp.	45,200	103,942
PAL GROUP Holdings Co., Ltd.	12,800	164,503
Raito Kogyo Co., Ltd.	7,200	97,607
Sanki Engineering Co., Ltd.	34,800	443,047
Security Description	Shares	Value
Sekisui Chemical Co., Ltd.	71,500	$997,798
Sekisui House, Ltd.	28,800	548,120
Sony Corp.	27,300	1,740,092
Starts Corp., Inc.	28,100	570,885
Sumitomo Dainippon Pharma Co., Ltd.	35,700	504,160
Sumitomo Mitsui Financial Group, Inc.	14,700	425,141
Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,549,554
T&D Holdings, Inc.	113,600	1,024,923
Takasago Thermal Engineering Co., Ltd.	13,300	225,685
Tamron Co., Ltd.	12,400	233,524
TDK Corp.	4,700	439,297
T-Gaia Corp.	15,200	322,760
TIS, Inc.	48,500	1,033,006
Tokyo Electron, Ltd.	3,000	598,081
Toppan Printing Co., Ltd.	3,200	54,686
Toyo Construction Co., Ltd.	79,700	317,041
Toyo Ink SC Holdings Co., Ltd.	11,600	223,836
Toyota Motor Corp.	51,600	3,232,027
TS Tech Co., Ltd.	2,100	59,001
		44,030,216
NETHERLANDS — 4.3%
ASM International NV	7,191	834,557
ASML Holding NV	356	115,767
EXOR NV	4,230	227,545
Koninklijke Ahold Delhaize NV	71,073	1,799,586
Koninklijke Philips NV (c)	27,385	1,239,964
Randstad NV	8,403	351,936
Royal Dutch Shell PLC Class A	60,031	933,549
Royal Dutch Shell PLC Class B	55,763	844,313
Signify NV (b)	33,312	711,087
		7,058,304
NEW ZEALAND — 0.1%
Argosy Property, Ltd.	239,698	171,111
NORWAY — 2.0%
DNB ASA	25,163	342,211
Europris ASA (b)	147,715	621,814
Gjensidige Forsikring ASA (c)	31,829	577,266
SpareBank 1 Nord Norge	71,202	470,981
SpareBank 1 Oestlandet	31,916	300,092
SpareBank 1 SMN	60,359	485,567
Telenor ASA	30,949	469,293
		3,267,224
SINGAPORE — 0.2%
City Developments, Ltd.	6,100	33,203
Golden Agri-Resources, Ltd.	1,249,200	135,283
Singapore Exchange, Ltd.	30,500	178,751
		347,237
SOUTH AFRICA — 0.1%
Anglo American PLC	7,881	165,520

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.8%
Iberdrola SA	125,838	$1,353,283
SWEDEN — 4.4%
Axfood AB	26,192	586,520
Betsson AB	24,997	173,101
Investor AB Class B	30,099	1,600,373
Inwido AB (c)	42,949	271,207
Lundin Petroleum AB	4,474	107,784
Nobina AB (b)(c)	63,842	370,956
Skanska AB Class B	87,999	1,756,702
Swedish Match AB	25,337	1,757,514
Wihlborgs Fastigheter AB	27,875	447,595
		7,071,752
SWITZERLAND — 11.1%
Cie Financiere Richemont SA	2,680	155,706
Coca-Cola HBC AG	22,763	572,929
Conzzeta AG	181	159,208
Givaudan SA	43	154,108
Nestle SA	41,942	4,529,108
Novartis AG	43,724	3,774,593
Roche Holding AG	13,081	4,524,900
STMicroelectronics NV	4,277	104,876
Swiss Life Holding AG (a)	1,333	467,617
Swiss Re AG	7,766	525,808
Swisscom AG	3,026	1,572,463
UBS Group AG	33,009	353,496
Zehnder Group AG	2,790	107,620
Zurich Insurance Group AG	3,238	1,041,964
		18,044,396
UNITED KINGDOM — 11.8%
3i Group PLC	71,950	733,080
Ashtead Group PLC (a)	11,743	347,047
AstraZeneca PLC (a)	3,554	376,592
Barratt Developments PLC	49,707	305,099
Berkeley Group Holdings PLC (a)	14,986	757,890
Coca-Cola European Partners PLC	31,200	1,176,240
Countryside Properties PLC (b)	74,561	267,777
Dialog Semiconductor PLC (c)	21,429	844,924
Direct Line Insurance Group PLC	228,348	746,198
EMIS Group PLC	25,077	350,581
Forterra PLC (b)	123,121	296,506
GlaxoSmithKline PLC	134,447	2,775,890
Howden Joinery Group PLC	100,399	731,061
Imperial Brands PLC	26,470	479,405
Inchcape PLC	60,317	372,830
Intermediate Capital Group PLC	14,360	225,229
ITV PLC	169,316	167,870
Man Group PLC	329,544	579,549
Mondi PLC	92,514	1,722,961
Security Description	Shares	Value
Morgan Advanced Materials PLC (a)	158,503	$416,950
Morgan Sindall Group PLC	20,975	316,030
Redrow PLC	30,755	177,986
Rio Tinto PLC (a)	46,169	2,459,216
Smith & Nephew PLC	18,385	372,824
Spirent Communications PLC	216,669	664,951
Standard Life Aberdeen PLC (a)	136,837	436,510
Tate & Lyle PLC	47,044	391,241
United Utilities Group PLC	51,411	582,608
Vistry Group PLC	15,442	145,797
		19,220,842
TOTAL COMMON STOCKS (Cost $171,240,324)		160,058,058

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.17% (d) (e)	314,041	314,041
State Street Navigator Securities Lending Portfolio II (f) (g)	3,924,867	3,924,867
TOTAL SHORT-TERM INVESTMENTS (Cost $4,238,908)		4,238,908
TOTAL INVESTMENTS — 101.1% (Cost $175,479,232)		164,296,966
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(1,729,697)
NET ASSETS — 100.0%		$162,567,269
(a)	All or a portion of the shares of the security are on loan at May 31, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of May 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

At May 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index (long)	32	06/19/2020	$2,261,311	$2,760,960	$499,649
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$160,058,058	$—	$—	$160,058,058
Short-Term Investments	4,238,908	—	—	4,238,908
TOTAL INVESTMENTS	$164,296,966	$—	$—	$164,296,966
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	499,649	—	—	499,649
TOTAL OTHER FINANCIAL INSTRUMENTS:	$499,649	$—	$—	$499,649
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$164,796,615	$—	$—	$164,796,615
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/20	Value at 5/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,395,857	$3,396,197	$11,797,633	$15,193,927	$97	$—	—	$—	$12,589
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,873,777	14,559,736	—	—	314,041	314,041	6,472
State Street Navigator Securities Lending Portfolio II	1,567,995	1,567,995	29,367,533	27,010,661	—	—	3,924,867	3,924,867	16,118
Total		$4,964,192	$56,038,943	$56,764,324	$97	$—		$4,238,908	$35,179
See accompanying notes to schedule of investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
May 31, 2020 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of May 31, 2020 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2020, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.